Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,117.63
Total Fee Amount	1,117.63
Total Transaction Valuation	7,300,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A